Stockholders’ Equity (Deficit) (Details Narrative) - $ / shares			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 22, 2021	Jan. 22, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Oct. 15, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Warrants exercise price description			The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price
Redeemable warrants			Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): in whole and not in part; at a price of $0.01 per warrant; upon a minimum of 30 days’ prior written notice of redemption; and if, and only if, the last sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000	50,000,000	50,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			0	50,000	0
Common stock, shares outstanding			0	50,000	0
Common stock, shares issued				5,800,000
Common stock, shares outstanding				5,800,000
Common Class A [Member] | Subject to Possible Redemption [Member]
Class of Stock [Line Items]
Common stock share redemption				5,750,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			2,000,000	2,000,000	2,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			1,437,500	1,437,500	1,437,500
Common stock, shares outstanding			1,437,500	1,437,500	1,437,500
Number of stock options forfeiture, during period	187,500	187,500
Common Class B [Member] | Over-Allotment Options Not Excercised Full or Partially [Member]
Class of Stock [Line Items]
Number of stock options forfeiture, during period				187,500	187,500
Common Class B [Member] | Underwriters [Member]
Class of Stock [Line Items]
Aggregate common shares			187,500
Initial Stockholders own percentage			20.00%